Related party transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Purchase of goods	¥ 278,988	¥ 294,963	¥ 373,864
Purchase of services	920,193	823,372	838,609
Provision of services	44,572	30,952	17,689
Related Party
Related party transactions
Sales of product	383	295	73,608
Interest income	¥ 12,919	¥ 17,460	¥ 24,011